COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	Dec. 31, 2012
2013	$ 105,909
2014	13,803
2015	5,094
Operating Leases, Future Minimum Payments Due, Total	124,806
Motor Vehicles [Member]
2013	10,885
2014	11,208
2015	3,000
Operating Leases, Future Minimum Payments Due, Total	25,093
Facilities [Member]
2013	95,024
2014	2,595
2015	2,094
Operating Leases, Future Minimum Payments Due, Total	$ 99,713